Condensed Schedule Of Investments (U.S. Treasury Notes) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	(1.88%)	2.23%
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount		$ 51,750,000
Fair Value as a % of Partners' Capital		22.43%
Fair Value		$ 51,755,054
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount		$ 51,140,000
Fair Value as a % of Partners' Capital		22.18%
Fair Value		$ 51,192,938
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount		$ 53,140,000
Fair Value as a % of Partners' Capital		23.04%
Fair Value		$ 53,186,705
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Investment Holdings [Line Items]
Face Amount		$ 50,730,000
Fair Value as a % of Partners' Capital		21.98%
Fair Value		$ 50,734,954
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Investment Holdings [Line Items]
Face Amount	$ 116,040,000
Fair Value as a % of Partners' Capital	22.81%
Fair Value	$ 115,994,672
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Investment Holdings [Line Items]
Face Amount	$ 115,440,000
Fair Value as a % of Partners' Capital	22.67%
Fair Value	$ 115,293,445
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Investment Holdings [Line Items]
Face Amount	$ 140,540,000
Fair Value as a % of Partners' Capital	27.52%
Fair Value	$ 139,991,016
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Investment Holdings [Line Items]
Face Amount	$ 115,440,000
Fair Value as a % of Partners' Capital	22.59%
Fair Value	$ 114,921,422
U.S. Treasury Notes [Member]
Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	95.59%	89.63%
Fair Value	$ 486,200,555	$ 206,869,651